STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION

NOTE 7 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2017: no dividend yield, expected volatility, based on the Company’s historical volatility, 64% to 74%, risk-free interest rate 1.85 to 1.93% and expected option life of 5 to 5.1 years.

As of March 31, 2017, there was $120,694 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through September 2018.

The following tables summarize all stock option and warrant activity of the Company during the three months ended March 31, 2017:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2016	18,101,367	$0.57 - $1.69	$0.90

Granted	625,000	$0.60 - $0.85	$0.72
Expired	(372,500)	$0.72 - $1.69	$0.78
Forfeited	—	—	—
Exercised	—	—	—

Outstanding, March 31, 2017	18,353,867	$0.57 - $1.69	$0.90

Exercisable, March 31, 2017	17,991,992	$0.57 - $1.69	$0.90

The aggregate intrinsic value of options and warrants outstanding and exercisable as of March 31, 2017 was $294,031. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and warrants and the closing stock price of $.74 for the Company’s common stock on March 31, 2017. No options or warrants were exercised during the three month period ending March 31, 2017.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at March 31, 2017	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	17,991,992	4.44 Years	$0.90

NOTE 8 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2016 and 2015: no dividend yield in both years, expected volatility, based on the Company’s historical volatility, 58% to 78% in 2016 and between 75% to 79% in 2015, risk-free interest rate between 1.05% to 2.06% in 2016 and between 1.44% to 1.70% in 2015 and expected option life of 2.5 to 5.6 years in 2016 and 5 to 5.75 years in 2015.

As of December 31, 2016, there was $103,451 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through September 2018.

The following tables summarize all stock option and warrant activity of the Company during the year ended December 31, 2016 and 2015:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

			Weighted
			Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2014	11,819,600	$0.25 - $1.75	$1.15

Granted	9,746,267	$0.67 - $1.02	$0.81
Expired	(2,837,500)	$1.00 - $1.75	$1.52
Forfeited	(200,000)	$0.92 - $1.16	$1.01
Exercised	—

Outstanding, December 31, 2015	18,528,367	$0.63 - $1.69	$0.92

Granted	1,510,000	$0.57 - $0.86	$0.63
Expired	(1,937,000)	$0.63 - $1.30	$0.88
Forfeited	—
Exercised	—

Outstanding, December 31, 2016	18,101,367	$0.57 - $1.69	$0.90

Exercisable, December 31, 2016	17,780,742	$0.57 - $1.69	$0.90

The aggregate intrinsic value of options and warrants outstanding and exercisable as of December 31, 2016 was $22,063. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and warrants and the closing stock price of $.62 for the Company’s common stock on December 31, 2016. The total intrinsic value of options and warrants exercised during the year ended December 31, 2015 was $0. No options or warrants were exercised during 2016.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2016	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	17,780,742	4.59 Years	$0.90